Investments	12 Months Ended
Jan. 31, 2016
Investments Schedule [Abstract]
Investments
Investments
Marketable Securities
At January 31, 2016, marketable securities consisted of the following (in thousands):

Investments classified as Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate notes and obligations	$949,266	$1,398	$(2,983)	$947,681
U.S. treasury securities	157,625	375	(56)	157,944
Mortgage backed obligations	104,242	106	(323)	104,025
Asset backed securities	271,292	186	(226)	271,252
Municipal securities	44,934	209	(6)	45,137
Foreign government obligations	18,014	42	(5)	18,051
U.S. agency obligations	16,076	16	(6)	16,086
Covered bonds	6,690	148	0	6,838
Total marketable securities	$1,568,139	$2,480	$(3,605)	$1,567,014
At January 31, 2015, marketable securities consisted of the following (in thousands):

Investments classified as Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Corporate notes and obligations	$605,724	$3,031	$(481)	$608,274
U.S. treasury securities	73,226	257	(1)	73,482
Mortgage backed obligations	44,181	159	(415)	43,925
Asset backed securities	120,049	131	(43)	120,137
Municipal securities	36,447	115	(25)	36,537
Foreign government obligations	12,023	278	0	12,301
U.S. agency obligations	19,488	26	(4)	19,510
Covered bonds	66,816	1,185	0	68,001
Total marketable securities	$977,954	$5,182	$(969)	$982,167

The duration of the investments classified as marketable securities is as follows (in thousands):

	As of
	January 31, 2016	January 31, 2015
Recorded as follows:
Short-term (due in one year or less)	$183,018	$87,312
Long-term (due after one year)	1,383,996	894,855
	$1,567,014	$982,167

As of January 31, 2016, the following marketable securities were in an unrealized loss position (in thousands):

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate notes and obligations	$531,258	$(2,472)	$48,047	$(511)	$579,305	$(2,983)
U.S. treasury securities	50,434	(56)	0	0	50,434	(56)
Mortgage backed obligations	61,055	(274)	4,780	(49)	65,835	(323)
Asset backed securities	135,917	(199)	5,490	(27)	141,407	(226)
Municipal securities	4,553	(4)	1,959	(2)	6,512	(6)
U.S. agency obligations	5,989	(6)	0	0	5,989	(6)
Foreign government obligations	5,523	(5)	0	0	5,523	(5)
	$794,729	$(3,016)	$60,276	$(589)	$855,005	$(3,605)

The unrealized loss for each individual fixed rate marketable securities was less than $115,000. The Company does not believe any of the unrealized losses represent an other-than-temporary impairment based on its evaluation of available evidence as of January 31, 2016. The Company expects to receive the full principal and interest on all of these marketable securities.
Fair Value Measurement
All of the Company’s cash equivalents, marketable securities and foreign currency derivative contracts are classified within Level 1 or Level 2 because the Company’s cash equivalents, marketable securities and foreign currency derivative contracts are valued using quoted market prices or alternative pricing sources and models utilizing observable market inputs.
The Company uses a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1.    Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2.    Other inputs that are directly or indirectly observable in the marketplace.

Level 3.    Unobservable inputs which are supported by little or no market activity.

The following table presents information about the Company’s assets and liabilities that are measured at fair value as of January 31, 2016 and indicates the fair value hierarchy of the valuation (in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balances as of January 31, 2016
Cash equivalents (1):
Time deposits	$0	$236,798	$0	$236,798
Money market mutual funds	216,107	0	0	216,107
Commercial Paper	0	159,230	0	159,230
Agency and sovereign paper	0	13,599	0	13,599
Marketable securities:
Corporate notes and obligations	0	947,681	0	947,681
U.S. treasury securities	0	157,944	0	157,944
Mortgage backed obligations	0	104,025	0	104,025
Asset backed securities	0	271,252	0	271,252
Municipal securities	0	45,137	0	45,137
Foreign government obligations	0	18,051	0	18,051
U.S. agency obligations	0	16,086	0	16,086
Covered bonds	0	6,838	0	6,838
Foreign currency derivative contracts (2)	0	4,731	0	4,731
Total Assets	$216,107	$1,981,372	$0	$2,197,479
Liabilities
Foreign currency derivative contracts (3)	$0	$14,025	$0	$14,025
Total Liabilities	$0	$14,025	$0	$14,025
_____________
(1)Included in “cash and cash equivalents” in the accompanying consolidated balance sheet as of January 31, 2016, in addition to $532.6 million of cash.
(2)Included in “prepaid expenses and other current assets” in the accompanying consolidated balance sheet as of January 31, 2016.
(3)Included in “accounts payable, accrued expenses and other liabilities” in the consolidated balance sheet as of January 31, 2016.
The following table presents information about the Company’s assets and liabilities that are measured at fair value as of January 31, 2015 and indicates the fair value hierarchy of the valuation (in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balances as of January 31, 2015
Cash equivalents (1):
Time deposits	$0	$292,487	$0	$292,487
Money market mutual funds	13,983	0	0	13,983
Marketable securities:
Corporate notes and obligations	0	608,274	0	608,274
U.S. treasury securities	0	73,482	0	73,482
Mortgage backed obligations	0	43,925	0	43,925
Asset backed securities	0	120,137	0	120,137
Municipal securities	0	36,537	0	36,537
Foreign government obligations	0	12,301	0	12,301
U.S. agency obligations	0	19,510	0	19,510
Covered bonds	0	68,001	0	68,001
Foreign currency derivative contracts (2)	0	10,611	0	10,611
Total Assets	$13,983	$1,285,265	$0	$1,299,248
Liabilities
Foreign currency derivative contracts (3)	$0	$5,694	$0	$5,694
Total Liabilities	$0	$5,694	$0	$5,694
______________
(1)Included in “cash and cash equivalents” in the accompanying consolidated balance sheet as of January 31, 2015, in addition to $601.6 million of cash.
(2)Included in “prepaid expenses and other current assets” in the accompanying consolidated balance sheet as of January 31, 2015.
(3)Included in “accounts payable, accrued expenses and other liabilities” in the accompanying consolidated balance sheet as of January 31, 2015.
Derivative Financial Instruments
The Company enters into foreign currency derivative contracts with financial institutions to reduce the risk that its cash flows and earnings will be adversely affected by foreign currency exchange rate fluctuations. The Company uses forward currency derivative contracts to minimize the Company’s exposure to balances primarily denominated in Euros, Japanese yen, Canadian dollars, Australian dollars and British pounds. The Company’s foreign currency derivative contracts, which are not designated as hedging instruments, are used to reduce the exchange rate risk associated primarily with intercompany receivables and payables. The Company’s derivative financial instruments program is not designated for trading or speculative purposes. As of January 31, 2016 and 2015, the foreign currency derivative contracts that were not settled were recorded at fair value on the consolidated balance sheets.
Foreign currency derivative contracts are marked-to-market at the end of each reporting period with gains and losses recognized as other expense to offset the gains or losses resulting from the settlement or remeasurement of the underlying foreign currency denominated receivables and payables. While the contract or notional amount is often used to express the volume of foreign currency derivative contracts, the amounts potentially subject to credit risk are generally limited to the amounts, if any, by which the counterparties’ obligations under the agreements exceed the obligations of the Company to the counterparties.
Details on outstanding foreign currency derivative contracts related primarily to intercompany receivables and payables are presented below (in thousands):

	As of January 31,
	2016	2015
Notional amount of foreign currency derivative contracts	$1,274,515	$942,086
Fair value of foreign currency derivative contracts	$(9,294)	$4,917

The fair value of the Company’s outstanding derivative instruments are summarized below (in thousands):

		Fair Value of Derivative Instruments
		As of January 31,
	Balance Sheet Location	2016	2015
Derivative Assets
Derivatives not designated as hedging instruments:
Foreign currency derivative contracts	Prepaid expenses and other current assets	$4,731	$10,611
Derivative Liabilities
Derivatives not designated as hedging instruments:
Foreign currency derivative contracts	Accounts payable, accrued expenses and other liabilities	$14,025	$5,694

The effect of the derivative instruments not designated as hedging instruments on the consolidated statements of operations during fiscal 2016, 2015 and 2014, respectively, are summarized below (in thousands):

Derivatives Not Designated as Hedging Instruments	Gains (losses) on Derivative Instruments Recognized in Income
		Fiscal Year Ended January 31,
	Location	2016	2015	2014
Foreign currency derivative contracts	Other expense	$(25,786)	$(1,186)	$108

Strategic Investments

The Company's strategic investments are comprised of marketable equity securities and non-marketable debt and equity securities. Marketable equity securities are measured using quoted prices in their respective active markets and the non-marketable equity and debt securities are recorded at cost. These investments are presented on the consolidated balance sheets within strategic investments.

As of January 31, 2016, the Company had six investments in marketable equity securities with a fair value of $16.2 million, which includes an unrealized gain of $8.5 million. As of January 31, 2015, the Company had four investments in marketable equity securities with a fair value of $17.8 million, which included an unrealized gain of $13.1 million. The change in the fair value of the investments in publicly held companies is recorded in the consolidated balance sheets within strategic investments and accumulated other comprehensive loss.

The Company’s interest in non-marketable debt and equity securities consists of noncontrolling debt and equity investments in privately held companies. The Company’s investments in these privately held companies are reported at cost or marked down to fair value when an event or circumstance indicates an other-than-temporary decline in value has occurred. These investments are valued using significant unobservable inputs or data in an inactive market and the valuation requires the Company's judgment due to the absence of market prices and inherent lack of liquidity.

As of January 31, 2016 and 2015, the carrying value of the Company’s non-marketable debt and equity securities was $504.5 million and $158.0 million, respectively. The estimated fair value of the non-marketable debt and equity securities was approximately $714.1 million and $280.0 million as of January 31, 2016 and January 31, 2015, respectively. These investments are measured using the cost method of accounting, therefore the unrealized gains of $209.6 million and $122.0 million as of January 31, 2016 and January 31, 2015, respectively, are not recorded in the consolidated financial statements.
Strategic investments consisted of the following (in thousands):

Description	Balance at beginning of year	Additions	Sales, dispositions and fair market value adjustments (1)	Balance at end of year
Fiscal year ended January 31, 2016
Strategic investments	$175,774	386,219	(41,272)	$520,721
Fiscal year ended January 31, 2015
Strategic investments	$92,489	101,774	(18,489)	$175,774
(1) Amounts include the release of the cost-basis and the current unrealized gain or loss balance recorded in accumulated other comprehensive loss when shares of a publicly-held investment are sold, disposition-related reductions of a cost-basis investment if a privately-held company within the portfolio is acquired by another company, fair market value adjustments such as cost basis reductions related to impairments that are other-than-temporary and unrealized gains or losses related to investments held in publicly traded companies.
Investment Income
Investment income consists of interest income, realized gains, and realized losses on the Company’s cash, cash equivalents and marketable securities. The components of investment income are presented below (in thousands):

	Fiscal Year Ended January 31,
	2016	2015	2014
Interest income	$14,146	$10,129	$9,512
Realized gains	3,287	517	5,952
Realized losses	(2,092)	(608)	(5,246)
Total investment income	$15,341	$10,038	$10,218

Reclassification adjustments out of accumulated other comprehensive loss into net loss were immaterial for fiscal 2016, 2015 and 2014, respectively.